ACCOUNTING POLICIES (Employee Liabilities) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) plan method installment	Dec. 31, 2022 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of installments, repayment | installment	148
Monthly fee burden	1
Deferred compensation share-based arrangements, liability	$ 90.1	$ 79.8
Stock granted, value	$ 94.5	$ 88.6
Usiminas
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of post retirement plans | plan	2
Number of payment methods for post retirement plans | method	2
Incentive Retention Program | Capital Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	4 years
Redemption, period (years)	10 years
Early redemption, period (years)	7 years
Mandatory redemption period (years)	7 years